Offerings - Offering: 1	May 23, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,000,306,090.77
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,146.86
Offering Note	* Estimated solely for purposes of calculating the amount of the filing fee. The transaction valuation was calculated by adding (i) the product of (A) 75,611,212 shares of common stock, par value $0.001 per share (the "Shares") of Regulus Therapeutics Inc., a Delaware corporation ("Regulus"), issued and outstanding, and (B) $7.91, which is the average of the high and low prices reported by the Nasdaq Capital Market on May 20, 2025 (the "Market Value"), (ii) the product of (A) 20,680,159 Shares subject to Regulus stock options granted and outstanding and (B) the Market Value, (iii) the product of (A) 500,000 Shares issuable upon vesting of outstanding Regulus restricted stock units and (B) the Market Price, (iv) the product of (A) 645,750 Shares issuable upon vesting of outstanding Regulus performance stock units and (B) the Market Price, (v) the product of (A) 28,030,459 Shares issuable upon the conversion of outstanding shares of Regulus convertible preferred stock and (B) the Market Price and (vi) the product of (A) 993,367 Shares subject to issuance upon the exercise of Regulus warrants and (B) the Market Price. The foregoing Share figures have been provided by Regulus and are as of May 20, 2025, the most recent practicable date. ** The amount of the filing fee was calculated in accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended, and Section 6(b) Filing Fee Rate Advisory #1 for fiscal year 2025 beginning on October 1, 2024, issued August 20, 2024, by multiplying the transaction value by 0.00015310.